Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,256,751	$ 720,966
Provision of allowance for expected credit losses	(308,639)	(138,326)	$ (52,430)
Total accounts receivable, net	$ 948,112	$ 582,640